Loans Receivable and Allowance for Loan Losses - Summarizes activity in accretable yields for acquired loan portfolio (Details 1) (Loans receivable, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Loans receivable
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of period	$ 1,418
Acquisition		1,513
Accretion	(140)	(95)
Reclassification from nonaccretable difference for loans with improved cash flows			[1]
Other	(50) [2]		[3]
Balance at end of period	$ 1,228	$ 1,418

[1]	Results in increased interest income as a prospective yield adjustment over the remaining life of the corresponding pool of loans.
[2]	Represents changes in cashflows expected to be collected due to loan sales.
[3]	Represents changes in cash flows expected to be collected due to factors other than credit (e.g. changes in prepayment assumptions and/or changes in interest rates on variable rate loans), as well as loan sales, modifications and payoffs.